(2_FIDELITY_LOGOS)FIDELITY

VALUE
FUND
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    27   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    32   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997             PAST 1   PAST 5    PAST 10
                                           YEAR     YEARS     YEARS

FIDELITY VALUE                             24.31%   147.80%   380.99%

S&P 500 (REGISTERED TRADEMARK)             32.11%   147.49%   387.82%

CAPITAL APPRECIATION FUNDS AVERAGE         22.74%   119.38%   316.22%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 203 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997       PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

FIDELITY VALUE                       24.31%   19.90%   17.01%

S&P 500                              32.11%   19.87%   17.16%

CAPITAL APPRECIATION FUNDS AVERAGE   22.74%   16.49%   14.50%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971111 103237 S00000000000001
             Value                       S&P 500
             00039                       SP001
  1987/10/31      10000.00                    10000.00
  1987/11/30       9247.98                     9176.00
  1987/12/31       9819.13                     9874.29
  1988/01/31      10190.39                    10290.00
  1988/02/29      11132.79                    10769.52
  1988/03/31      11061.40                    10436.74
  1988/04/30      11032.84                    10552.59
  1988/05/31      11009.04                    10644.39
  1988/06/30      11475.49                    11132.97
  1988/07/31      11523.08                    11090.67
  1988/08/31      11394.57                    10713.58
  1988/09/30      12222.75                    11169.98
  1988/10/31      12936.70                    11480.51
  1988/11/30      12394.10                    11316.34
  1988/12/31      12671.30                    11514.37
  1989/01/31      13170.59                    12357.22
  1989/02/28      12870.05                    12049.53
  1989/03/31      13417.81                    12330.28
  1989/04/30      14154.63                    12970.22
  1989/05/31      14610.29                    13495.52
  1989/06/30      15032.02                    13418.59
  1989/07/31      16432.94                    14630.29
  1989/08/31      16495.96                    14917.05
  1989/09/30      16185.72                    14855.89
  1989/10/31      15104.73                    14511.23
  1989/11/30      15473.14                    14807.26
  1989/12/31      15578.73                    15162.63
  1990/01/31      14170.79                    14145.22
  1990/02/28      14251.40                    14327.69
  1990/03/31      14568.45                    14707.38
  1990/04/30      14444.85                    14339.69
  1990/05/31      15379.90                    15737.81
  1990/06/30      14912.38                    15630.80
  1990/07/31      14772.66                    15580.78
  1990/08/31      13477.56                    14172.28
  1990/09/30      12977.80                    13482.09
  1990/10/31      12687.61                    13424.11
  1990/11/30      13262.61                    14291.31
  1990/12/31      13581.24                    14690.04
  1991/01/31      14302.56                    15330.52
  1991/02/28      15164.77                    16426.66
  1991/03/31      15463.45                    16824.18
  1991/04/30      15666.32                    16864.56
  1991/05/31      16539.80                    17593.11
  1991/06/30      15773.39                    16787.34
  1991/07/31      16545.44                    17569.63
  1991/08/31      16945.55                    17986.03
  1991/09/30      16815.94                    17685.67
  1991/10/31      17013.17                    17922.66
  1991/11/30      16043.89                    17200.37
  1991/12/31      17138.93                    19168.09
  1992/01/31      17847.72                    18811.57
  1992/02/29      18544.90                    19056.12
  1992/03/31      18388.03                    18684.52
  1992/04/30      18905.11                    19233.85
  1992/05/31      19096.83                    19328.10
  1992/06/30      18847.01                    19040.11
  1992/07/31      19445.42                    19818.85
  1992/08/31      18992.25                    19412.56
  1992/09/30      19329.22                    19641.63
  1992/10/31      19410.56                    19710.37
  1992/11/30      20264.60                    20382.50
  1992/12/31      20763.87                    20633.20
  1993/01/31      21333.63                    20806.52
  1993/02/28      21445.23                    21089.49
  1993/03/31      22496.64                    21534.48
  1993/04/30      22619.99                    21013.34
  1993/05/31      23089.90                    21576.50
  1993/06/30      23089.90                    21639.07
  1993/07/31      23583.30                    21552.52
  1993/08/31      24405.63                    22369.36
  1993/09/30      24393.88                    22197.11
  1993/10/31      25128.11                    22656.59
  1993/11/30      24617.09                    22441.36
  1993/12/31      25526.51                    22712.90
  1994/01/31      26852.64                    23485.14
  1994/02/28      26611.53                    22848.69
  1994/03/31      25564.58                    21852.49
  1994/04/30      26154.68                    22132.20
  1994/05/31      26535.39                    22495.17
  1994/06/30      26510.00                    21944.03
  1994/07/31      27334.87                    22663.80
  1994/08/31      28305.68                    23593.01
  1994/09/30      27893.25                    23014.99
  1994/10/31      28369.13                    23532.82
  1994/11/30      27093.76                    22675.76
  1994/12/31      27473.85                    23012.04
  1995/01/31      27157.44                    23608.74
  1995/02/28      27972.03                    24528.77
  1995/03/31      28786.62                    25252.62
  1995/04/30      29439.64                    25996.31
  1995/05/31      30092.65                    27035.38
  1995/06/30      30442.73                    27663.41
  1995/07/31      31647.78                    28580.73
  1995/08/31      32004.58                    28652.47
  1995/09/30      33074.99                    29861.60
  1995/10/31      32395.05                    29755.00
  1995/11/30      33835.72                    31061.24
  1995/12/31      34928.03                    31659.48
  1996/01/31      35870.89                    32737.17
  1996/02/29      35990.51                    33040.64
  1996/03/31      36891.15                    33358.82
  1996/04/30      37862.15                    33850.53
  1996/05/31      38375.80                    34723.54
  1996/06/30      38045.10                    34855.83
  1996/07/31      36110.12                    33315.90
  1996/08/31      37432.94                    34018.54
  1996/09/30      38389.87                    35933.10
  1996/10/31      38692.43                    36924.13
  1996/11/30      40880.71                    39715.23
  1996/12/31      40813.90                    38928.47
  1997/01/31      41692.90                    41360.72
  1997/02/28      42120.52                    41684.99
  1997/03/31      41653.31                    39972.15
  1997/04/30      41962.14                    42358.49
  1997/05/31      45303.91                    44937.28
  1997/06/30      47346.98                    46950.47
  1997/07/31      50474.94                    50686.31
  1997/08/31      49413.81                    47846.87
  1997/09/30      51567.74                    50467.44
  1997/10/31      48099.27                    48781.83
IMATRL PRASUN   SHR__CHT 19971031 19971111 103241 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Value Fund on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $48,099 - a 380.99% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $48,782 - a 387.82% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
If the U.S. stock market is one of
multiple personalities - and most
would agree that it is - then the
12-month period that ended
October 31, 1997 was a fitting
showcase. Overall, the market
turned in a strong performance.
The Standard & Poor's 500 Index
- a broad gauge of the U.S. stock
market - returned 32.11% in that
time, well ahead of its long-term
annual average of approximately
11%. Favorable economic
conditions and healthy corporate
earnings sent stock prices soaring,
particularly those of large,
well-known companies. The market
paused briefly to collect its breath
in March - when the Federal
Reserve Board expressed its
concern about an overheating
economy by raising a key
short-term interest rate - but kept
rolling through July. The latter
months of the period, however, told
a different story. Inflation fears, a
weakened dollar and sluggish
corporate earnings knocked many
large-company stocks from their
perch, and stocks of smaller
companies began to perform well.
But while market followers saw this
"broadening" as a positive trend,
events began to unfold overseas
that would show still another side
of the market - and an extremely
volatile one. Currency and
economic problems in Southeast
Asia during the last week of
October sent the world's capital
markets running for cover. The
Dow Jones Industrial Average
tumbled 554 points in one day -
the biggest one-day point drop in
its history - then snapped back
the next, reclaiming almost 337
points.
An interview with Richard Fentin, Portfolio Manager of Fidelity Value
Fund
Q. HOW DID THE FUND PERFORM, RICH?
A. Pretty well. For the 12 months that ended October 31, 1997, the fund had a total return of 24.31%. This performance topped the capital appreciation funds average, as tracked by Lipper Analytical Services, which returned 22.74% during the same period.
Q. WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE RELATIVE TO ITS PEER
GROUP?
A. The fund is somewhat of an anomaly within its peer group. By that I mean that many of its competitors tend to invest in stocks of smaller, more aggressive stocks. My primary emphasis, meanwhile, is on finding cheap stocks that I feel have the potential to appreciate over a certain period of time. This discipline, I think, leads me to a wider cross-section of stocks than many of the fund's competitors. That being said, the fund performed well compared to its peer group in the first half of the period as small-cap, emerging-growth stocks struggled. While smaller stocks rebounded in the second half of the period, the performance of several individual holdings helped the fund maintain its return advantage against its peers.
Q. RUBBERMAID AND BROWNING-FERRIS - TWO OF THE FUND'S TOP 10 HOLDINGS AS OF OCTOBER 31 - HAD UP-AND-DOWN PERIODS . . .
A. Both companies experienced difficulties during the period, but I remained optimistic about their future. Rubbermaid became a cheap stock early in the period for two reasons. First, the price of basic plastics - which are used to make a significant portion of Rubbermaid's products - went up sharply. A second issue was that of de-stocking. In a trend becoming popular in the retail industry, one of Rubbermaid's retail customers decided it wanted to reduce the amount of inventory it had been carrying. BFI, on the other hand, was an innocent victim of industry perception. Waste Management - another of the fund's holdings - went through a tough period and the entire waste industry was negatively affected.
Q. HOW ABOUT OTHER INDIVIDUAL STOCKS?
A. Wal-Mart - with its well-received superstore concept, strong balance sheet and wise capital management - performed very well. Airborne Freight - an overnight delivery company no longer owned by the fund - endured a pricing war and volume concerns and also contributed positively. Disappointments included Waste Management, which I mentioned earlier, and Fluor, an engineering and construction company with some exposure to Southeast Asia. When economic troubles hit Southeast Asia toward the end of the period, Fluor suffered as well.
Q. WERE THERE ANY PARTICULAR INDUSTRY GROUPS THAT DREW YOUR ATTENTION DURING THE PERIOD?
A. Because I'm a value investor, I never pinpoint one particular industry. That's just not the way it works. Instead, I'm looking for stocks that are becoming cheaper. Specialty chemical stocks were a good example. Specialty chemicals have their own unique marketplace and are derived from commodity chemicals. When commodity chemicals are in tight supply - as they were early in the period - prices rise and the profit margins for specialty chemical companies decline. I scooped up a number of these stocks when they were cheap, including Nalco - one of the fund's top 10 positions - and Witco. Since the summer of 1997, the supply of commodity chemicals has widened and prices have been coming down, helping specialty chemical stocks. Oil services stocks - such as Schlumberger - were also appealing, as were many of the fund's HMO-related positions, including United HealthCare, Aetna and Humana.
Q. WHAT'S YOUR OUTLOOK?
A. The problems we saw in Southeast Asia toward the end of the period may create some interesting buying opportunities, especially in engineering and construction stocks. Also, the world's fiscal policymakers are on the spot. Investors will be watching closely to see their response to the recent market turmoil and its potential ricochet effect on other markets. In terms of the fund itself - and at the risk of sounding boring - I'll continue to seek out the best value opportunities I can find.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICH FENTIN DISCUSSES
SOUTHEAST ASIA'S PROBLEMS
AND WHAT IT MEANS FOR THE
FUND:
"The problems in Southeast Asia
started with regional currency
problems and, within weeks, were
wreaking havoc across the world's
financial markets. Southeast Asia
has accounted for a considerable
portion of the world's economic
growth, so we may see negative
effects on other markets in the
near term.
"From a value standpoint, though,
down markets typically create
more opportunities. When a
market average tumbles 500 or so
points, which we saw in the U.S.
in late October, it means that the
universe of cheaper stocks just got
bigger. As the dust settles, the next
few months could be fruitful for
adding new stocks to the portfolio.
"In addition to more opportunities
resulting from this volatility, value
stocks stand to be hurt less than
other types of stocks. When I buy
a value stock, its price usually
has hit some sort of ground level.
Because they've started at such
a low valuation, value stocks
typically have less room to fall in
a market decline than their more
richly priced counterparts do."
FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
in companies that own
valuable assets or are
undervalued in the
marketplace
FUND NUMBER: 039
TRADING SYMBOL: FDVLX
START DATE: December 1, 1978
SIZE: as of October 31, 1997,
more than $7.8 billion
MANAGER: Richard Fentin, since
1996; manager, Fidelity Puritan
Fund, 1987-1996; Fidelity Value
Fund, April 1992-December
1992; Fidelity Growth Company
Fund, 1983-1987; joined
Fidelity in 1980
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1997
                                    % OF FUND'S    % OF FUND'S INVESTMENTS
                                    INVESTMENTS    IN THESE STOCKS
                                                   6 MONTHS AGO

WAL-MART STORES, INC.               3.1            2.7

BROWNING-FERRIS INDUSTRIES, INC.    2.6            2.1

DOLE FOOD, INC.                     2.4            1.6

AMP, INC.                           2.3            2.1

DELUXE CORP.                        1.9            2.0

ALUMINUM CO. OF AMERICA             1.9            2.1

FEDERATED DEPARTMENT STORES, INC.   1.9            1.2

DONNELLEY (R.R.) & SONS CO.         1.8            2.0

RUBBERMAID, INC.                    1.8            1.5

NALCO CHEMICAL CO.                  1.8            1.8

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

BASIC INDUSTRIES                   16.0           12.5

INDUSTRIAL MACHINERY & EQUIPMENT   12.4           11.3

DURABLES                           10.6           12.1

TECHNOLOGY                         9.1            6.8

RETAIL & WHOLESALE                 8.9            11.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **
ROW: 1, COL: 1, VALUE: 3.9
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 46.0
ROW: 1, COL: 4, VALUE: 50.0
STOCKS  95.2%
BONDS 0.1%
SHORT-TERM
INVESTMENTS 4.7%
FOREIGN
INVESTMENTS 8.5%
STOCKS 96.0%
BONDS 0.1%
SHORT-TERM
INVESTMENTS 3.9%
FOREIGN
INVESTMENTS 6.5%
ROW: 1, COL: 1, VALUE: 4.7
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 45.2
ROW: 1, COL: 4, VALUE: 50.0
*
**
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 2.0%
AlliedSignal, Inc.   200 $ 7
Doncasters PLC sponsored ADR  63,800  1,719
GenCorp, Inc.   1,740,500  42,533
Harsco Corp.   2,068,800  85,855
Lockheed Martin Corp.   204,700  19,459
Rockwell International Corp.   35,000  1,715
  151,288
DEFENSE ELECTRONICS - 0.3%
Litton Industries, Inc. (a)   8,900  452
Raytheon Co.   460,900  25,004
  25,456
SHIP BUILDING & REPAIR - 0.0%
Fred Olsen Energy ASA (a)  50,000  1,254
TOTAL AEROSPACE & DEFENSE   177,998
BASIC INDUSTRIES - 16.0%
CHEMICALS & PLASTICS - 9.4%
Betz Dearborn, Inc.   161,700  10,369
Cabot Corp.   2,533,300  62,224
du Pont (E.I.) de Nemours & Co.   128,800  7,326
Engelhard Corp.   20,000  348
Ferro Corp.   1,148,600  43,001
Geon Co.   138,100  2,995
Goodrich (B.F.) Co.   668,400  29,786
Great Lakes Chemical Corp.   299,980  14,099
Hercules, Inc.   1,688,700  77,469
IMC Global, Inc.   954,800  32,165
Lawter International, Inc. (d)   2,668,500  29,854
Monsanto Co.   1,191,900  50,954
Morton International, Inc.   10,000  330
Nalco Chemical Co. (d)  3,463,800  138,552
Olin Corp.   969,600  44,056
PPG Industries, Inc.   647,800  36,682
Praxair, Inc.   10,000  436
Solutia, Inc.   63,380  1,402
Union Carbide Corp.   1,654,700  75,599
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
W.R. Grace & Co.   72,800 $ 4,950
Witco Corp.   1,565,500  68,098
  730,695
IRON & STEEL - 2.2%
Allegheny Teledyne, Inc.   10,000  263
Inland Steel Industries, Inc.   1,775,000  34,834
Nucor Corp.   1,496,800  78,208
Quanex Corp.   164,400  4,542
Steel Dynamics, Inc.   25,000  531
TriMas Corp.   1,904,000  55,692
  174,070
METALS & MINING - 2.9%
Alcan Aluminium Ltd.   661,579  18,789
Aluminum Co. of America  2,034,600  148,526
General Cable Corp.   37,600  1,217
Olympic Steel, Inc. (a)   357,500  5,363
Pechiney SA Class A  954,562  39,194
Ryerson Tull, Inc. Class A (a)(d)  527,400  7,812
  220,901
PACKAGING & CONTAINERS - 0.3%
Crown Cork & Seal Co., Inc.   10,000  451
Owens-Illinois, Inc. (a)  10,000  344
Tupperware Corp.   873,400  21,890
  22,685
PAPER & FOREST PRODUCTS - 1.2%
Bowater, Inc.   149,100  6,234
Chesapeake Corp.   195,900  6,208
Domtar, Inc.   400,000  3,110
Fort James Corp.   697,562  27,684
Georgia-Pacific Corp.   81,700  6,929
Glatfelter (P.H.) Co.   384,600  7,596
Kimberly-Clark Corp.   18,200  945
Pentair, Inc.   342,800  13,241
Unisource Worldwide, Inc.   1,069,000  17,438
  89,385
TOTAL BASIC INDUSTRIES   1,237,736
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 5.0%
BUILDING MATERIALS - 2.6%
American Standard Companies, Inc. (a)  3,201,100 $ 114,439
Caradon PLC  4,075,860  12,960
Lilly Industrial Coatings, Inc. Class A  92,600  1,754
Masco Corp.   1,444,300  63,369
Sherwin-Williams Co.   10,000  278
USG Corp. (a)  172,800  8,153
  200,953
ENGINEERING - 2.3%
EG & G, Inc. (d)   4,069,600  84,192
Fluor Corp.   1,004,800  41,321
Foster Wheeler Corp.   485,700  15,937
Stone & Webster, Inc. (d)  829,700  38,477
  179,927
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Redwood Trust, Inc.   254,454  6,393
TOTAL CONSTRUCTION & REAL ESTATE   387,273
DURABLES - 10.6%
AUTOS, TIRES, & ACCESSORIES - 2.3%
Bandag, Inc.   210,600  10,635
Cooper Tire & Rubber Co.   85,000  1,801
Circuit City Stores, Inc. - CarMax Group  31,000  430
Cummins Engine Co., Inc.   878,600  53,540
Danaher Corp.   3,400  186
Eaton Corp.   824,500  79,667
Federal Signal Co.   203,100  4,912
Genuine Parts Co.   15,000  470
Meritor Automotive, Inc. (a)   11,666  260
Navistar International Corp. (a)   304,700  7,065
Scania AB Class A  661,100  15,917
Snap-On Tools Corp.   35,000  1,506
  176,389
CONSUMER DURABLES - 0.0%
Minnesota Mining & Manufacturing Co.   10,000  915
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 3.9%
Black & Decker Corp.   2,827,600 $ 107,626
Newell Co.   1,826,300  70,084
Whirlpool Corp.   2,050,100  124,287
  301,997
HOME FURNISHINGS - 0.9%
Furniture Brands International, Inc. (a)   423,000  7,085
Heilig-Meyers Co. (d)   4,763,500  63,712
  70,797
TEXTILES & APPAREL - 3.5%
Fruit of the Loom, Inc. Class A (a)  752,800  19,620
Intimate Brands, Inc. Class A (d)  2,695,100  57,608
Liz Claiborne, Inc.   157,000  7,958
NIKE, Inc. Class B  335,000  15,745
Reebok International Ltd.   1,648,000  60,770
Russell Corp.   10,000  294
Stride Rite Corp.   31,500  370
Unifi, Inc.   2,794,800  107,425
  269,790
TOTAL DURABLES   819,888
ENERGY - 6.9%
COAL - 0.0%
MAPCO, Inc.   10,000  330
ENERGY SERVICES - 0.9%
Baker Hughes, Inc.   10,000  459
Eni Spa  3,450,000  19,498
Helmerich & Payne, Inc.   10,000  807
McDermott International, Inc.   10,000  363
Schlumberger Ltd.   10,000  875
Weatherford Enterra, Inc. (a)  880,047  44,937
  66,939
OIL & GAS - 6.0%
Amerada Hess Corp.   1,609,200  98,865
British Petroleum PLC ADR  446,562  39,186
Burlington Resources, Inc.   1,673,500  81,897
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Coastal Corp. (The)  10,000 $ 601
Norcen Energy Resources Ltd.   213,400  4,833
Occidental Petroleum Corp.   3,337,600  93,036
Oryx Energy Co. (a)  643,800  17,745
Royal Dutch Petroleum Co.   586,000  30,838
Tosco Corp.   892,600  29,456
Total SA Class B  445,000  49,299
USX-Marathon Group   38,500  1,376
Valero Energy Corp.   559,200  16,847
  463,979
TOTAL ENERGY   531,248
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 0.0%
American Express Co.   10,000  780
Associates First Capital Corp.   10,000  636
Beneficial Corp.   12,350  947
  2,363
INSURANCE - 1.0%
Aetna, Inc.   410,200  29,150
Allstate Corp.   3,300  274
Berkley (W.R.) Corp.   445,950  18,340
Enhance Financial Services Group Corp.   9,400  496
Loews Corp.   10,000  1,117
MBIA, Inc.   126,200  7,540
Progressive Corp.   900  94
Terra Nova (Bermuda) Holdings Ltd.   646,600  16,731
  73,742
TOTAL FINANCE   76,105
HEALTH - 4.1%
DRUGS & PHARMACEUTICALS - 0.4%
Sigma Aldrich Corp.   10,100  355
Takeda Chemical Industries Ltd.   1,179,000  32,119
  32,474
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
Bausch & Lomb, Inc.   2,444,100 $ 95,931
Boston Scientific Corp. (a)   76,700  3,490
Hillenbrand Industries, Inc.   20,700  885
Pall Corp.   732,500  15,153
  115,459
MEDICAL FACILITIES MANAGEMENT - 2.2%
Columbia/HCA Healthcare Corp.   1,504,250  42,495
Humana, Inc. (a)  402,700  8,457
NovaCare, Inc. (a)  133,300  1,741
Quest Diagnostics, Inc. (a)  677,700  11,309
United HealthCare Corp.   2,336,000  108,186
  172,188
TOTAL HEALTH   320,121
HOLDING COMPANIES - 0.4%
Cookson Group PLC  3,750,000  14,999
Norfolk Southern Corp.   30,300  973
U.S. Industries, Inc.   438,900  11,796
  27,768
INDUSTRIAL MACHINERY & EQUIPMENT - 12.4%
ELECTRICAL EQUIPMENT - 3.7%
Alcatel Alsthom Compagnie Generale d'Electricite SA 600,000 72,287 AMETEK, Inc. (d) 3,305,000 77,874
General Signal Corp.   20,000  803
Scientific-Atlanta, Inc.   2,529,300  46,950
Sensormatic Electronics Corp.   1,016,100  15,178
Westinghouse Electric Corp.   2,847,300  75,275
  288,367
INDUSTRIAL MACHINERY & EQUIPMENT - 3.0%
Cooper Industries, Inc.   10,000  521
Flowserve Corp.   204,859  6,095
Harnischfeger Industries, Inc.   853,400  33,603
Ingersoll-Rand Co.   888,600  34,600
Komatsu Ltd. Ord.   728,000  3,888
Stewart & Stevenson Services, Inc.   392,700  8,541
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Tenneco, Inc.  46,500 $ 2,090
THK Co. Ltd.   268,500  3,590
Tyco International Ltd.   3,579,622  135,130
  228,058
POLLUTION CONTROL - 5.7%
Browning-Ferris Industries, Inc.   6,142,900  199,644
Ogden Corp.   1,199,800  30,295
Safety Kleen Corp. (d)  5,295,700  117,167
USA Waste Services, Inc. (a)   842,700  31,180
Waste Management, Inc.   2,746,100  64,191
  442,477
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   958,902
MEDIA & LEISURE - 4.4%
ENTERTAINMENT - 0.9%
MGM Grand, Inc. (a)  709,800  31,142
Viacom, Inc. (a):
Class A  1,098,000  32,803
  Class B (non-vtg.)  226,900  6,864
  70,809
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   430,600  14,532
LODGING & GAMING - 1.3%
Circus Circus Enterprises, Inc. (a)   1,106,600  24,622
ITT Corp. (a)  595,900  44,506
Mirage Resorts, Inc. (a)   1,342,300  33,558
  102,686
PUBLISHING - 1.6%
Banta Corp.   1,300,100  33,965
Cognizant Corp.   380,800  14,923
Gibson Greetings, Inc. (a)  209,100  5,149
Harcourt General, Inc.   427,500  21,402
Scholastic Corp. (a)  344,700  13,960
Times Mirror Co. Class A  10,000  541
US WEST Media Group (a)  1,410,000  35,603
  125,543
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.4%
Brinker International, Inc. (a)  1,914,200 $ 26,799
Darden Restaurants, Inc.   15,900  181
  26,980
TOTAL MEDIA & LEISURE   340,550
NONDURABLES - 6.9%
AGRICULTURE - 0.0%
Fresh Del Monte Produce, Inc.   100,000  1,613
BEVERAGES - 0.1%
Seagram Co. Ltd.   250,000  8,449
FOODS - 2.7%
Dean Foods Co.   10,000  473
Dole Food, Inc. (d)  4,106,800  181,983
Flowers Industries, Inc.   174,500  3,316
IBP, Inc.   100,000  2,319
Quaker Oats Co.   10,000  479
Sara Lee Corp.   110,000  5,624
Tyson Foods, Inc.   698,200  13,177
  207,371
HOUSEHOLD PRODUCTS - 3.2%
Brady (W.H.) Co. Class A  10,000  320
First Brands Corp. (d)  2,929,700  74,707
Playtex Products, Inc. (a)  858,400  8,584
Rubbermaid, Inc.   5,778,000  139,033
Unilever NV ADR  393,600  21,008
West, Inc.   5,000  169
  243,821
TOBACCO - 0.9%
Dimon, Inc.   10,000  259
Gallaher Group PLC  3,300,000  15,739
Philip Morris Companies, Inc.   600,000  23,775
RJR Nabisco Holdings Corp.   904,667  28,667
  68,440
TOTAL NONDURABLES   529,694
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.3%
Agnico Eagle Mines Ltd.   1,184,800 $ 8,351
Newmont Mining Corp.   483,500  16,923
  25,274
RETAIL & WHOLESALE - 8.9%
APPAREL STORES - 1.8%
AnnTaylor Stores Corp. (a)(d)  1,370,600  19,617
Filene's Basement Corp. (a)(d)  1,927,310  14,214
Gymboree Corp. (a)  468,400  11,359
Kenneth Cole Productions, Inc. Class A (a)  108,500  1,492
Limited, Inc. (The)  3,776,921  88,994
Payless ShoeSource, Inc. (a)   25,318  1,410
  137,086
GENERAL MERCHANDISE STORES - 5.7%
Consolidated Stores Corp. (a)  31,250  1,246
Dayton Hudson Corp.   162,200  10,188
Dillards, Inc. Class A  1,099,600  42,217
Federated Department Stores, Inc. (a)  3,313,800  145,807
May Department Stores Co. (The)  10,000  539
Nordstrom, Inc.   20,000  1,225
Proffitts, Inc. (a)  7,500  215
Wal-Mart Stores, Inc.   6,775,900  238,003
Woolworth Corp. (a)   10,000  191
  439,631
GROCERY STORES - 0.0%
Albertson's, Inc.   20,000  738
Ahold NV  139,077  3,554
Supervalu, Inc.   6,600  241
  4,533
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
Brylane, Inc.   200,000  8,688
Corporate Express, Inc.   562,300  8,259
Pier 1 Imports, Inc.   2,300,600  41,986
Staples, Inc. (a)  1,437,400  37,732
Toys "R" Us, Inc. (a)  169,900  5,786
  102,451
TRADING COMPANIES - 0.1%
Inchcape PLC Ord.   2,000,000  7,296
TOTAL RETAIL & WHOLESALE   690,997
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 5.6%
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  92,000 $ 3,180
PRINTING - 4.6%
Deluxe Corp. (d)  4,540,100  148,688
Donnelley (R.R.) & Sons Co.   4,295,200  140,131
Harland (John H.) Co. (d)   2,044,100  45,864
Reynolds & Reynolds Co. Class A  1,033,000  17,691
  352,374
SERVICES - 1.0%
CPI Corp.   561,000  14,586
Jostens, Inc.   1,179,900  27,506
Sotheby's Holdings, Inc. Class A (d)  1,981,100  37,146
  79,238
TOTAL SERVICES   434,792
TECHNOLOGY - 9.1%
COMPUTER SERVICES & SOFTWARE - 2.9%
Automatic Data Processing, Inc.   10,000  511
CUC International, Inc. (a)   3,734,500  110,168
Electronic Data Systems Corp.   1,556,300  60,209
Information Resources, Inc. (a)  1,230,000  20,295
NCR Corp. (a)  264,825  8,028
Sabre Group Holdings, Inc. Class A (a)  577,000  15,291
Sybase, Inc. (a)  500,000  8,156
  222,658
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Bell & Howell Co. (a)  691,300  19,054
International Business Machines Corp.   20,000  1,961
Quantum Corp. (a)  10,000  316
Seagate Technology (a)  400,000  10,850
Silicon Graphics, Inc. (a)  218,100  3,203
Unisys Corp. (a)  2,438,600  32,464
Wang Laboratories, Inc. (a)  1,845,751  42,684
  110,532
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 3.5%
AMP, Inc.   3,926,400 $ 176,688
Methode Electronics, Inc. Class A  83,100  1,641
Micron Technology, Inc. (a)   2,637,100  70,707
Texas Instruments, Inc.   10,000  1,067
Thomas & Betts Corp.   416,500  20,721
  270,824
PHOTOGRAPHIC EQUIPMENT - 1.3%
Fuji Photo Film Co. Ltd.   770,000  27,884
Imation Corp. (a)  344,450  7,362
Polaroid Corp.   1,478,500  66,440
  101,686
TOTAL TECHNOLOGY   705,700
TRANSPORTATION - 0.8%
RAILROADS - 0.3%
Burlington Northern Santa Fe Corp.   5,742  545
CSX Corp.   427,500  23,379
  23,924
TRUCKING & FREIGHT - 0.5%
CNF Transportation, Inc.   51,900  2,316
Laidlaw, Inc.   1,700,000  24,140
Laidlaw, Inc. (installment receipt) (e)  1,200,000  9,372
  35,828
TOTAL TRANSPORTATION   59,752
UTILITIES - 1.1%
ELECTRIC UTILITY - 0.2%
Niagara Mohawk Power Corp. (a)   686,500  6,650
Northeast Utilities  657,900  7,566
  14,216
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.9%
AT&T Corp.   10,000 $ 489
WorldCom, Inc. (a)  2,030,500  68,275
  68,764
TOTAL UTILITIES   82,980
TOTAL COMMON STOCKS
(Cost $6,501,182)   7,406,778
CONVERTIBLE PREFERRED STOCKS - 0.2%
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust $3.375 (c)  100,000  6,438
RETAIL & WHOLESALE - 0.0%
GENERAL MERCHANDISE STORES - 0.0%
K mart Financing I $3.875  75,000  4,270
TECHNOLOGY - 0.0%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Wang Laboratories, Inc. $3.25   67,500  3,544
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Enhance Financial Services Group, Inc. $7.625  120,000  5,385
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,481)   19,637
CONVERTIBLE BONDS - 0.1%
 MOODY'S RATINGS  PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Ventritex, Inc. 5 3/4%, 8/15/01  - $ 2,000 $ 2,228
SERVICES - 0.1%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Ba3  4,920  5,048
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,187)   7,276
CASH EQUIVALENTS - 3.9%
 SHARES

Taxable Central Cash Fund (b)
(Cost $299,145)    299,144,562  299,145
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $6,821,995)  $ 7,732,836
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.64%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,438,000 or 0.1% of net assets.
4. Affiliated company (see Note 6 of Notes to Financial Statements).
5. Purchased on an installment basis. Market value reflects only those payments made through October 31,1997. The remaining installment aggregating CAD 11,280,000 is due July 2, 1998.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $6,825,483,000. Net unrealized appreciation aggregated $907,353,000, of which $1,205,943,000 related to appreciated investment securities and $298,590,000 related to depreciated investment securities.
The fund hereby designates approximately $166,031,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $6,821,995) -                         $ 7,732,836
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                 191,856

RECEIVABLE FOR FUND SHARES SOLD                                                 27,030

DIVIDENDS RECEIVABLE                                                            6,784

INTEREST RECEIVABLE                                                             1,403

OTHER RECEIVABLES                                                               31

 TOTAL ASSETS                                                                   7,959,940

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 87,541

PAYABLE FOR FUND SHARES REDEEMED                                     12,995

ACCRUED MANAGEMENT FEE                                               3,097

OTHER PAYABLES AND ACCRUED EXPENSES                                  1,480

 TOTAL LIABILITIES                                                              105,113

NET ASSETS                                                                     $ 7,854,827

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 5,701,580

UNDISTRIBUTED NET INVESTMENT INCOME                                             70,900

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                           1,171,461
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       910,886
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 129,320 SHARES OUTSTANDING                                     $ 7,854,827

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                        $60.74
SHARE ($7,854,827 (DIVIDED BY) 129,320 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME                                                          $ 110,835
DIVIDENDS (INCLUDING $20,166 RECEIVED
FROM AFFILIATED ISSUERS)

INTEREST                                                                    13,824

 TOTAL INCOME                                                               124,659

EXPENSES

MANAGEMENT FEE                                                $ 44,633
BASIC FEE

 PERFORMANCE ADJUSTMENT                                        (10,509)

TRANSFER AGENT FEES                                            14,956

ACCOUNTING FEES AND EXPENSES                                   816

NON-INTERESTED TRUSTEES' COMPENSATION                          44

CUSTODIAN FEES AND EXPENSES                                    322

REGISTRATION FEES                                              180

AUDIT                                                          79

LEGAL                                                          40

MISCELLANEOUS                                                  72

 TOTAL EXPENSES BEFORE REDUCTIONS                              50,633

 EXPENSE REDUCTIONS                                            (1,371)      49,262

NET INVESTMENT INCOME                                                       75,397

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF $77,029     1,175,064
ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                 (114)        1,174,950

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                         317,216

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                  62           317,278

NET GAIN (LOSS)                                                             1,492,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 1,567,625
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          OCTOBER 31,    OCTOBER 31,
                                                          1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 75,397       $ 84,986
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  1,174,950      906,734

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      317,278        49,101

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,567,625      1,040,821
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (66,150)       (50,880)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (738,893)      (183,376)

 TOTAL DISTRIBUTIONS                                       (805,043)      (234,256)

SHARE TRANSACTIONS                                         2,482,105      3,538,040
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             789,418        229,199

 COST OF SHARES REDEEMED                                   (3,113,462)    (2,702,903)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           158,061        1,064,336
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  920,643        1,870,901

NET ASSETS

 BEGINNING OF PERIOD                                       6,934,184      5,063,283

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 7,854,827    $ 6,934,184
INCOME OF $70,900 AND $64,954, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      43,542         68,260

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   15,352         4,685

 REDEEMED                                                  (55,676)       (52,066)

 NET INCREASE (DECREASE)                                   3,218          20,879


FINANCIAL HIGHLIGHTS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 54.99   $ 48.12    $ 44.71   $ 42.78   $ 33.41
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME B              .58       .70        .70       .54       .55 C

 NET REALIZED AND UNREALIZED          11.62     8.38       5.16      4.53      9.20
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     12.20     9.08       5.86      5.07      9.75



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.53)     (.48)      (.17)     (.34)     (.23)

 FROM NET REALIZED GAIN               (5.92)    (1.73)     (2.28)    (2.80)    (.15)

 TOTAL DISTRIBUTIONS                  (6.45)    (2.21)     (2.45)    (3.14)    (.38)

NET ASSET VALUE, END OF PERIOD       $ 60.74   $ 54.99    $ 48.12   $ 44.71   $ 42.78

TOTAL RETURN A                        24.31%    19.44%     14.19%    12.90%    29.46%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 7,855   $ 6,934    $ 5,063   $ 3,715   $ 1,623
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          .68%      .89%       .97%      1.10%     1.12%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      .66%      .88%       .96%      1.08%     1.11%
ASSETS AFTER EXPENSE REDUCTIONS      E         E          E         E         E

RATIO OF NET INVESTMENT INCOME TO     1.01%     1.34%      1.58%     1.29%     1.43%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               56%       112%       125%      112%      117%

AVERAGE COMMISSION RATE F            $ .0423   $ .0358


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.11 PER SHARE.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust
(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one ormore joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,009,321,000 and $4,751,463,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
a specified period of time. For the period, the management fee was equivalent to an annual rate of .46% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,438,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,255,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $112,000, respectively, under these arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Airborne Freight Corp.  $ 4,929 $ 26,224 $ 597 $ -
AMETEK, Inc.   -  -  595  77,874
Ann Taylor Stores Corp.   1,106  -  -  19,617
Brinker International, Inc.   1,951  32,812  -  -
CPI Corp.   -  1,957  389  -
Deluxe Corp.   11,784  -  4,814  148,688
Dole Food, Inc.   42,298  -  363  181,983
Duty Free International, Inc.   3,779  13,515  450  -
EG & G, Inc.   21,984  -  2,006  84,192
Filene's Basement Corp.   -  -  -  14,214
First Brands Corp.   21,700  -  219  74,707
Harland (John H.) Co.   10,967  -  266  45,864
Heilig-Meyers Co.   11,766  -  1,186  63,712
Intimate Brands, Inc. Class A   -  -  1,375  57,608
Lawter International, Inc.   4,581  -  267  29,854
Measurex Corp.   4,307  6,795  113  -
Nalco Chemical Co.   3,832  -  1,731  138,552
Pier 1 Imports, Inc.   1,418  18,140  604  -
Quest Diagnostics, Inc.    2,073  1,722  -  -
Ryerson Tull, Inc. Class A   2,790  -  -  7,812
Safety Kleen Corp.   -  -  1,906  117,167
Sensormatic Electronics Corp.   5,338  6,640  437  -
Sotheby's Holdings, Inc. Class A   -  -  753  37,146
Stone & Webster, Inc.   4,548  36  499  38,477
Sunbeam-Oster, Inc.   -  8,854  -  -
Unifi, Inc.   -  10,000  1,596  -
TOTALS  $ 161,151 $ 126,695 $ 20,166 $ 1,137,467
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Capital Trust: Fidelity Value Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Capital Trust: Fidelity Value Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Value Fund voted to pay on December 8, 1997, to shareholders of record at the opening of business on December 5, 1997, a distribution of $7.95 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.48 per share from net investment income.
A total of .70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 18% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Abigail Johnson, Vice President
Richard B. Fentin, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
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